Expense Example {- FundsManager 50% Portfolio} - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-13 - FundsManager 50% Portfolio	May 27, 2022 USD ($)
VIP FundsManager 50% Portfolio-Service VIP
Expense Example:
1 year	$ 72
3 years	242
5 years	442
10 years	1,022
VIP FundsManager 50% Portfolio-Service 2 VIP
Expense Example:
1 year	87
3 years	289
5 years	524
10 years	$ 1,198